Schedule of company obligations by contractual maturity (Details)	Jun. 30, 2023 EUR (€)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	€ 319,206
Payments by period, less than a year	259,386
Payments by period, one to three years	59,820
Payments by period, four to five years
Payments by period, more than five years
OSR Operating Leases And Office Rent [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	22,725
Payments by period, less than a year	15,150
Payments by period, one to three years	7,575
Payments by period, four to five years
Payments by period, more than five years
OSR Amended and Restated License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	150,000
Payments by period, less than a year	150,000
Payments by period, one to three years
Payments by period, four to five years
Payments by period, more than five years
AGC Manufacturing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	128,390
Payments by period, less than a year	87,240
Payments by period, one to three years	41,150
Payments by period, four to five years
Payments by period, more than five years
Insurance Policy [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	18,091
Payments by period, less than a year	6,996
Payments by period, one to three years	11,095
Payments by period, four to five years
Payments by period, more than five years